Business Combinations - Narrative (Detail) (USD $)	12 Months Ended			0 Months Ended			12 Months Ended	0 Months Ended	12 Months Ended				0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 30, 2013 General and administrative expense [Member]	Dec. 14, 2012 Tall Maple Systems, Inc. [Member]	Sep. 03, 2013 Secure DNA [Member]	Dec. 31, 2013 Secure DNA [Member] Common Stock [Member]	Dec. 30, 2013 Mandiant, Inc. [Member]	Dec. 31, 2013 Mandiant, Inc. [Member]	Dec. 31, 2012 Mandiant, Inc. [Member]	Dec. 31, 2013 Mandiant, Inc. [Member] Scenario, Previously Reported [Member]	Dec. 31, 2012 Mandiant, Inc. [Member] Scenario, Previously Reported [Member]	Dec. 20, 2012 Ensighta Security, Inc. [Member]	Dec. 30, 2013 Developed technology [Member] Minimum [Member]	Dec. 30, 2013 Developed technology [Member] Maximum [Member]	Dec. 30, 2013 Content [Member] Minimum [Member]	Dec. 30, 2013 Content [Member] Maximum [Member]	Dec. 30, 2013 Content [Member] Mandiant, Inc. [Member]	Dec. 30, 2013 Contract backlog [Member] Minimum [Member]	Dec. 30, 2013 Contract backlog [Member] Maximum [Member]	Dec. 30, 2013 Contract backlog [Member] Mandiant, Inc. [Member] Minimum [Member]	Dec. 30, 2013 Contract backlog [Member] Mandiant, Inc. [Member] Maximum [Member]	Dec. 30, 2013 Trade names [Member] Minimum [Member]	Dec. 30, 2013 Trade names [Member] Maximum [Member]	Dec. 30, 2013 Trade names [Member] Mandiant, Inc. [Member]	Dec. 30, 2013 Customer relationships [Member] Minimum [Member]	Dec. 30, 2013 Customer relationships [Member] Maximum [Member]	Dec. 30, 2013 Customer relationships [Member] Mandiant, Inc. [Member]
Finite-Lived Intangible Assets [Line Items]
Shares issued for acquisition					150,000	50,000		16,123,011					422,668
Cash paid for acquisition						$ 4,100,000		$ 106,538,000					$ 888,000
Share price					$ 5.44	$ 16.00		$ 5.22					$ 5.44
Share conversion ratio								0.8126
Total preliminary purchase price					816,000	4,900,000		897,655,000					3,200,000
Estimated fair value of unvested awards to be expensed	198,200,000							122,600,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value								86,700,000
Business acquisition related costs				8,500,000	19,000	200,000							328,000
Goodwill acquired	705,053,000	1,274,000				2,300,000							1,300,000
Contingent obligation maximum						3,000,000
Contingent obligation, shares						190,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period							81,699
Finite-lived intangible asset, useful life														3 years	10 years	3 years	10 years	10 years	3 years	10 years	1 year	3 years	4 years	8 years	4 years	4 years	8 years	8 years
Amortization of intangible assets	1,500,000	0	0
Provision for (benefit from) income taxes	(59,297,000)	(965,000)	71,000						(28,000,000)
Pro forma net loss									$ (246,617,000)	$ (74,893,000)	$ (223,700,000)	$ (77,900,000)